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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant's telephone number)

Date of fiscal year end:  March 31
Date of reporting period: December 31, 2017

Item 1. Schedule of Investments

PEAR TREE POLARIS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2017
(Unaudited)

Common Stock - 99.6%
	Shares	Value
AUTO COMPONENTS - 1.8%
Motorcar Parts of America, Inc. (a)	83,806	2,094,312

BANKS - 21.9%
Ameris Bancorp	62,200	2,998,040
Brookline Bancorp, Inc.	156,000	2,449,200
Bryn Mawr Bank Corporation	54,146	2,393,253
Central Pacific Financial Corporation	83,883	2,502,230
CoBiz Financial, Inc.	103,909	2,077,141
Colony Bankcorp, Inc.	157,079	2,285,499
Dime Community Bancshares, Inc.	96,900	2,030,055
F.N.B. Corporation	167,480	2,314,574
International Bancshares Corporation	60,700	2,409,790
OFG Bancorp	163,300	1,535,020
Pinnacle Financial Partners, Inc.	44,694	2,963,212
		25,958,014
BUILDING PRODUCTS - 4.7%
NCI Building Systems, Inc. (a)	140,244	2,706,709
Continental Building Products Inc. (a)	103,800	2,921,970
		5,628,679
CAPITAL MARKETS - 2.0%
Hercules Capital, Inc.	184,010	2,414,211

CHEMICALS - 2.1%
Ferro Corporation (a)	103,935	2,451,827

Commercial Services and Supplies - 2.1%
Deluxe Corporation	32,800	2,520,352

COMMUNICATIONS EQUIPMENT - 2.0%
Bel Fuse, Inc. Class B	96,000	2,416,800

CONSTRUCTION MATERIALS - 2.0%
U.S. Concrete, Inc. (a)	27,860	2,330,489

ELECTRIC UTILITIES - 2.2%
ALLETE, Inc.	35,400	2,632,344

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
Avnet, Inc.	60,100	2,381,162

Energy Equipment & Services - 2.3%
Dril-Quip, Inc.	56,000	2,671,200

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.5%
Digital Realty Trust, Inc.	19,816	2,257,042
Education Realty Trust, Inc.	48,957	1,709,578
EPR Properties	43,410	2,841,619
Physicians Realty Trust	115,622	2,080,040
Select Income Reit	45,722	1,148,994
		10,037,273
HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
Computer Programs and Systems, Inc. (b)	96,450	2,898,322
Natus Medical, Inc. (a)	66,220	2,529,604
		5,427,926
INSURANCE - 2.1%
United Insurance Holdings Corporation	142,751	2,462,455

Internet Software & Services - 4.0%
Insight Enterprises, Inc.	61,327	2,348,211
Web.com Group, Inc. (a)	112,600	2,454,680
		4,802,891
IT SERVICES - 2.7%
Alliance Data Systems Corporation	2,255	571,597
EVERTEC Inc	190,100	2,594,865
		3,166,462
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Cambrex Corporation (a)	43,597	2,092,656

MACHINERY - 4.3%
Exco Technologies Limited	279,600	2,264,853
Greenbrier Companies, Inc. (The) (b)	52,500	2,798,250
		5,063,103
MEDIA - 4.6%
Cinemark Holdings, Inc.	48,191	1,678,011
Entravision Communications Corporation, Class A	232,264	1,660,688
Regal Entertainment Group	91,406	2,103,252
		5,441,951
OIL, GAS & CONSUMABLE FUELS - 1.8%
Diamondback Energy, Inc. (a)	16,670	2,104,588

PHARMACEUTICALS - 2.2%
Phibro Animal Health Corporation	76,800	2,572,800

PROFESSIONAL SERVICES - 2.5%
Kforce, Inc.	119,694	3,022,274

ROAD & RAIL - 2.5%
Knight-Swift Transportation Holdings, Inc.	69,094	3,020,790

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Integrated Device Technology, Inc. (a)	78,339	2,329,018
Microsemi Corporation (a)	34,728	1,793,701
		4,122,719
SPECIALTY RETAIL - 2.2%
Asbury Automotive Group, Inc. (a)	40,046	2,562,944

TEXTILES & APPAREL & LUXURY GOODS -2.3%
Deckers Outdoor Corporation (a)	33,700	2,704,425

TRADING COMPANIES & DISTRIBUTORS - 4.9%
Air Lease Corporation	64,000	3,077,760
WESCO International, Inc. (a)	40,500	2,760,075
		5,837,835

TOTAL COMMON STOCK
(Cost $ 84,494,500)		117,942,482

SHORT TERM INVESTMENTS - 1.1%
	Par Value	Value
Money Market -1.1%
State Street Bank Institutional U.S. Government Money Market Fund	$1,291,626	$1,291,626
(Cost $ 1,291,626 )

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.7%
(Cost $ 85,786,126)		119,234,108

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 4.4%

Money Market - 4.4%
BlackRock FedFund (Institutional Shares)		5,255,290
(Cost $ 5,255,290 )

TOTAL INVESTMENTS - 105.1%		124,489,398
(Cost $ 91,041,416)
OTHER ASSETS & LIABILITIES (NET) - (5.1%)		(6,012,921)
NET ASSETS - 100%		$ 118,476,477

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) At December 31, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 85,891,502 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$34,337,270
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(994,664)

Net unrealized appreciation / (depreciation)		$33,342,606

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		26.0%
Industrials		21.2%
Information Technology		14.3%
Consumer Discretionary		10.8%
Health Care		8.5%
Real Estate		8.5%
Materials		4.1%
Energy		4.0%
Utilities		2.2%
Cash and Other Assets (Net)		0.4%
		100.0%

Pear Tree Polaris Small Cap Fund FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2017:
		Quoted Prices	Significant Other	Significant	Market Value at
Small Cap		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2017
		Level 1	Level 2	Level 3	Total
Common Stock *		$107,905,209	$-	$-	$107,905,209
Real Estate Investment Trusts		10,037,273	-	-	10,037,273
Short Term Investments		6,546,916	-	-	6,546,916
Total		$124,489,398	$0	$-	$124,489,398

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Small Cap Fund had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2017
(Unaudited)

Common Stock - 98.6%

	Shares	Value
AEROSPACE & DEFENSE - 0.6%
United Technologies Corporation	6,350	810,070

BEVERAGES - 2.9%
Coca-Cola Company (The)	84,289	3,867,179

CHEMICALS - 1.7%
Monsanto Company	18,999	2,218,703

COMMUNICATIONS EQUIPMENT - 3.4%
QUALCOMM Incorporated	54,665	3,499,654
Schlumberger Limited	14,498	977,020
		4,476,674
COMPUTERS & PERIPHERALS - 5.4%
Apple, Inc.	37,625	6,367,279
Teradata Corporation (a)	18,649	717,240
		7,084,519
DISTRIBUTORS - 0.2%
Genuine Parts Company	3,331	316,478

DIVERSIFIED FINANCIAL SERVICES - 3.9%
American Express Company	52,352	5,199,077

ELECTRICAL EQUIPMENT - 2.3%
Emerson Electric Co.	20,807	1,450,040
Honeywell International Inc.	5,960	914,025
Rockwell Automation, Inc.	3,728	731,993
		3,096,058
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Amphenol Corporation	6,121	537,424

FOOD PRODUCTS - 5.8%
Nestle, S.A. (c)	32,169	2,765,569
Unilever N.V. (c)	48,994	2,759,342
Unilever plc (c)	39,386	2,179,621
		7,704,532
FOOD STAPLES & DRUG RETAILING - 3.0%
Costco Wholesale Corporation	6,033	1,122,862
CVS Caremark Corporation	8,917	646,482
PepsiCo, Inc.	12,796	1,534,496
Wal-Mart Stores, Inc.	7,158	706,853
		4,010,693
HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
Becton, Dickinson and Company	5,968	1,277,510
Intuitive Surgical, Inc. (a)	762	278,084
Medtronic plc	33,522	2,706,902
Stryker Corporation	10,959	1,696,892
Zimmer Holdings, Inc.	3,975	479,663
		6,439,051
HEALTH CARE PROVIDERS & SERVICES - 5.5%
Anthem, Inc.	2,783	626,203
Cerner Corporation (a)	9,759	657,659
Express Scripts Holding Company (a)	5,438	405,892
Humana Inc.	3,882	963,008
UnitedHealth Group, Inc.	21,380	4,713,435
		7,366,197
HOTELS, RESTAURANTS & LEISURE - 2.1%
Compass Group PLC (c)	43,094	946,129
McDonald's Corporation	10,927	1,880,755
		2,826,884
HOUSEHOLD PRODUCTS - 5.4%
Church & Dwight Co., Inc.	3,691	185,177
Colgate-Palmolive Company	19,124	1,442,906
Procter & Gamble Company (The)	39,243	3,605,647
Reckitt Benckiser Group plc	20,246	1,894,013
		7,127,743
INDUSTRIAL CONGLOMERATES - 3.3%
3M Company	18,393	4,329,160

INTERNET SOFTWARE & SERVICES - 6.2%
Alphabet Inc. A (a)	5,365	5,651,491
Alphabet Inc. C (a)	2,426	2,538,566
		8,190,057
IT CONSULTING & SERVICES - 4.0%
Accenture plc	19,088	2,922,182
Cognizant Technology Solutions Corporation (a)	25,584	1,816,976
Paychex, Inc.	8,064	548,997
		5,288,155
MACHINERY - 1.5%
Illinois Tool Works, Inc.	11,728	1,956,817

PHARMACEUTICALS & BIOTECHNOLOGY - 7.9%
Abbott Laboratories	33,630	1,919,264
Eli Lilly and Company	8,219	694,177
Johnson & Johnson	46,259	6,463,307
Novartis AG (c)	6,119	513,751
Pfizer Inc.	21,752	787,858
		10,378,357
RETAILING - 0.4%
TJX Companies, Inc. (The)	6,273	479,634

SEMICONDUCTOR EQUIPMENTS & PRODUCTS - 1.2%
Analog Devices, Inc.	8,966	798,243
Texas Instruments, Inc.	8,185	854,841
		1,653,084
SOFTWARE & SERVICES - 18.5%
Cisco Systems, Inc.	166,372	6,372,047
Intuit Inc.	5,700	899,346
MasterCard Incorporated	5,265	796,910
Microsoft Corporation	112,429	9,617,177
Oracle Corporation	132,649	6,271,645
SAP AG (b)(c)	4,544	510,564
		24,467,689
TEXTILES & APPAREL - 1.8%
Burberry Group plc (c)	4,712	113,983
LVMH Moët Hennessy-Louis Vuitton S.A. (c)	8,645	507,462
Nike, Inc. B	14,325	896,029
Swatch Group AG (The) (c)	6,566	133,684
V.F. Corporation	9,695	717,430
		2,368,588
TOBACCO - 5.6%
British American Tobacco plc (c)	45,530	3,050,055
Philip Morris International, Inc.	40,847	4,315,486
		7,365,541
TRADING COMPANIES & DISTRIBUTION - 0.3%
W.W. Grainger, Inc.	1,493	352,721

WIRELESS TELECOMMUNICATION SERVICES - 0.4%
NTT DOCOMO, Inc. (b)(c)	22,729	540,268

TOTAL COMMON STOCK		130,451,353
(Cost $101,953,500)

Short Term Investments - 1.4%	Par Value	Value
State Street Bank & Trust Co., FICC repo		$1,865,080
	.20%, 1/02/18, (Dated 12/29/17), Collateralized by 1,915,000 par
U.S. Treasury Note-1.25% due 12/31/2018,
	Market Value $1,905,620 Repurchase Proceeds $1,865,121
(Cost $1,865,080)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.0%
(Cost $103,818,580)		132,316,433

Money Market - 0.6%
BlackRock FedFund (Institutional Shares)
(Cost $776,540)	776,540	776,540

TOTAL INVESTMENTS 100.6%		$133,092,973
(Cost $104,595,120)
OTHER ASSETS & LIABILITIES (NET) - (0.6%)		(820,379)
NET ASSETS - 100%		$132,272,594

(a) Non-Income producing security
(b) All or a portion of this security is out on loan
(c) ADR - American Depositary Receipts
(d)	At December 31, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $103,988,128 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$28,816,438
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(488,133)

Net unrealized appreciation / (depreciation)		$28,328,305

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology		39.1%
Consumer Staples		22.7%
Health Care		18.3%
Industrials		8.0%
Consumer Discretionary		4.5%
Financials		3.9%
Materials		1.7%
Telecommunication Services		0.4%
CASH + other assets (net)		1.4%
		100.0%
Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of
December 31,2017:

		Quoted Prices	Significant Other	Significant	Market Value at
Quality		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2017
		Level 1	Level 2	Level 3	Total
Common Stock *		$116,430,925	$-	$-	$116,430,925
Depository Receipts		14,020,428	-	-	14,020,428
Short Term Investments		776,540	1,865,080	-	2,641,620
Total		$131,227,893	$1,865,080	$-	$133,092,973

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Quality Fund transferred $ 1,894,013 out of Level 2 into Level 1. The reason for the transfer was active pricing of the security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
December 31, 2017
(Unaudited)

Common Stock - 44.4%
	Shares	Value
BRAZIL - 0.8%
Sul America S.A.	57,500	323,460
Transmissora Alianca de Energia Eletrica S.A.	64,900	417,523
Vale S.A.	14,760	179,148
		920,131
CHINA - 6.9%
Agricultural Bank of China, Class H	62,000	28,885
Air China Ltd H Shares	302,000	366,436
Bank of China Ltd., H	69,392	34,105
Bank of Communications Co., Ltd. H	58,000	43,057
China Cinda Asset Management Co., Ltd. H	75,000	27,454
China Construction Bank Corporation	45,422	41,858
China Merchants Bank Co., Ltd. - H Shares	8,500	33,835
China Pharmaceutical Group Limited	542,000	1,094,683
China Southern Airlines Company Limited H	380,000	392,500
China State Construction Engineering Corporation	425,000	595,098
China Vanke Co., Ltd. H	13,300	53,111
Guangzhou Automobile Group Co Ltd H Shares	60,000	142,225
Guangzhou R&F Properties Co., Ltd. H	21,600	48,713
Huaneng Power International Inc. H	1,338,000	839,140
Industrial & Commercial Bank of China Ltd.	46,911	37,767
NetEase Inc. (c)	1,187	409,598
Shenzhou International Group	33,550	319,483
Sino Biopharmaceutical Limited	1,124,000	1,993,938
Sino-Ocean Land Holdings Ltd.	118,500	81,750
Sinopec Shanghai Petrochemical Co., Ltd.	588,000	334,903
TravelSky Technology Ltd. H Shares	78,000	234,110
Yum China Holdings Inc.	7,315	292,746
YY Inc. (a)(c)	5,687	642,972
		8,088,367
CZECH REPUBLIC - 0.6%
Moneta Money Bank A.S.	180,855	701,341

GREECE - 0.9%
Jumbo S.A.	32,191	576,654
Opap S.A.	40,855	515,738
		1,092,392
HONG KONG - 3.1%
3SBio Inc. (a)	553,800	1,087,328
ANTA Sports Products, Ltd.	49,000	222,328
China Resources Power Holdings Co., Ltd.	348,000	648,519
Country Garden Holdings Company Limited	34,000	64,841
Geely Automobile Holdings Ltd.	57,000	197,709
Haier Electronics Group Co., Ltd.	27,000	73,954
Nine Dragons Paper Limited	270,000	432,663
Semiconductor Manufacturing International Corp. (a)(b)	324,500	561,531
Sunny Optical Technology (Group) Co., Ltd.	26,000	332,446
		3,621,319
HUNGARY - 1.2%
MOL Hungarian Oil and Gas PLC	60,232	701,100
OTP Bank Nyrt.	16,512	685,650
		1,386,750
INDIA - 4.3%
Bharat Petroleum Corporation Ltd.	19,387	157,186
GAIL (India) Ltd.	127,289	998,928
HCL Technologies Ltd.	120,785	1,695,465
Hindustan Petroleum Corporation Ltd.	38,241	251,036
LIC Housing Finance Ltd.	12,249	108,140
Maruti Suzuki India Ltd.	6,078	927,048
Oil and Natural Gas Corp. Limited	61,741	188,674
Power Finance Corporation Limited	56,885	108,284
Rural Electrification Corporation Limited	41,885	102,305
Vedanta Limited	91,845	475,647
		5,012,713
INDONESIA - 1.1%
PT Adaro Energy Tbk	1,655,809	226,999
PT Bank Negara Indonesia (Persero) Tbk	461,400	336,676
PT Bank Rakyat Indonesia Tbk	985,365	264,362
PT United Tractors Tbk	164,539	429,311
		1,257,348
POLAND - 0.8%
Grupa LOTOS S.A.	15,285	253,910
Polski Koncern Naftowy ORLEN S.A.	8,919	272,183
PZU S.A.	38,868	471,772
		997,865
QATAR - 0.6%
Doha Bank Q.S.C.	27,329	213,168
Masraf Al Rayan Q.S.C.	20,153	205,349
Qatar National Bank SAQ	8,785	306,401
		724,918
RUSSIA - 3.0%
ALROSA ao	155,300	202,353
Federal Hydro-Generating Company RusHydro OAO	35,018,000	443,681
Inter Rao UES OJSC	8,453,000	494,151
LUKoil P.J.S.C. (c)	2,993	171,259
NovaTek OAO (Reg S) (d)	2,360	283,672
PhosAgro (d)	58,338	895,488
Sberbank	100,800	394,477
Severstal (d)	17,287	265,874
Surgutneftegaz	318,400	153,570
Tatneft PAO-CLS	22,350	183,942
		3,488,467
SOUTH AFRICA - 4.5%
Barclays Africa Group Ltd.	6,930	101,812
Bidvest Group Limited	70,542	1,241,938
Exxaro Resources Ltd.	51,919	681,077
FirstRand Limited	23,652	128,403
Fortress REIT Limited	71,841	107,638
Imperial Holdings Limited	45,232	957,184
Mondi Limited	23,027	593,488
Nedbank Group Ltd	5,510	113,914
Shoprite Holdings Ltd.	43,299	773,143
Standard Bank of South Africa Ltd.	4,902	77,427
Telkom South Africa Limited	143,935	559,124
		5,335,148
SOUTH KOREA - 7.8%
BGF Retail Co., Ltd.	6,526	92,963
BGF Retail Co., Ltd. (a)	3,496	685,778
GS Holdings Corp.	4,551	264,418
GS Retail Co., Ltd.	30,158	1,135,274
Hana Financial Group, Inc.	1,442	67,079
Hanssem Co., Ltd.	1,906	320,471
Hanwha Life Insurance Co., Ltd.	12,781	82,497
Hyundai Engineering & Construction Co., Ltd.	16,033	543,644
Hyundai Marine & Fire Insurance, Co., Ltd.	1,595	70,025
KB Financial Group Inc.	1,380	81,726
LG Corp.	12,274	1,043,327
LG Display Co., Ltd. (b)	11,668	325,882
LG Electronics Inc.	4,839	479,131
LG Uplus Corp.	66,674	871,922
Lotte Chemical Corporation	2,473	850,090
S-Oil Corp.	2,953	322,732
Samsung Electronics Company, Ltd.	155	368,913
Shinhan Financial Group Co., Ltd.	1,920	88,597
SK Hynix Inc.	5,167	369,227
SK Telecom Company Ltd.	4,524	1,128,306
		9,192,002
TAIWAN - 3.9%
ASUSTeK Computer, Inc.	15,000	140,884
Catcher Technology Co., Ltd.	13,000	143,287
Cathay Financial Holding Co., Ltd.	38,000	68,317
Chailease Holding Co., Ltd.	24,000	69,842
Chang Hwa Commercial Bank	227,850	126,717
Chinatrust Financial Holding Co., Ltd.	95,000	65,443
First Financial Holding Company Ltd.	169,381	111,276
Formosa Petrochemical Corporation	286,000	1,110,036
Fubon Financial Holding Co., Ltd.	33,000	56,223
Hon Hai Precision Industry Co., Ltd.	39,544	126,505
Innolux Corporation	279,000	116,256
Largan Precision Co., Ltd.	908	122,659
Lite-On Technology Corp.	121,000	165,082
Nanya Technology Corp.	80,000	204,849
Pegatron Corporation	54,000	130,652
Phison Electronics Corp.	13,000	127,560
Pou Chen Corporation	950,000	1,230,657
Taiwan Semiconductor Manufacturing Co., Ltd.	27,270	210,308
Yuanta Financial Holding Co., Ltd.	180,000	83,472
Zhen Ding Technology Holding Limited	68,000	149,672
		4,559,697
THAILAND - 2.3%
Kasikornbank PCL	25,900	189,938
Kasikornbank PCL (d)	10,800	76,882
Krung Thai Bank PCL (b)	284,846	167,814
Krung Thai Bank PCL (d)	114,200	67,280
PTT Global Chemical PCL (d)	433,900	1,131,682
PTT PCL (d)	23,700	319,975
Siam Commercial Bank PCL (d)	50,300	231,513
Thai Oil PCL (d)	169,400	537,984
		2,723,068
TURKEY - 0.8%
Tupras - Turkiye Petrol Rafinerileri A.S.	28,054	900,116

UNITED ARAB EMERATES - 1.8%
Abu Dhabi Commercial Bank	119,153	220,606
DP World Ltd.	55,572	1,389,300
Dubai Islamic Bank PSJ	169,454	285,591
First Abu Dhabi Bank	92,393	257,849
		2,153,346
TOTAL COMMON STOCK
(Cost $43,637,474)		52,154,988

Preferred Stock - 1.0%
BRAZIL - 0.3%
Braskem S.A.	27,100	350,239

SOUTH KOREA - 0.7%
Hyundai Motor Company Ltd.	2,496	237,814
Hyundai Motor Company Ltd.	2,557	223,802
Samsung Electronics Co., Ltd.	186	363,122
		824,738
TOTAL PREFERRED STOCK
(Cost $956,455)		1,174,977

Exchange Traded Funds - 0.6%
United States - 0.6%
Vanguard FTSE Emerging Markets ETF	15,800	725,378
(Cost $703,316)

Mutual Funds - 53.7%
UNITED STATES - 53.7%
Pear Tree PanAgora Risk Parity Emerging Markets Inst.	6,301,178	63,200,818
(Cost $60,555,923)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $105,853,168)		117,256,161

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 0.9%

Money Market - 0.9%
BlackRock FedFund (Institutional Shares)
(Cost $1,042,273)	1,042,273	$1,042,273

TOTAL INVESTMENTS - 100.6%
(Cost $106,895,441)		118,298,434
OTHER ASSETS & LIABILITIES (Net) - (0.6%)		(623,330)
NET ASSETS - 100%		$117,675,104

* Investment in affiliated security. This Fund is advised by Pear Tree Advisors, Inc. which also serves as advisor to Pear Tree PanAgora Emerging Markets Fund.

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e) At December 31, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 106,022,958 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$12,519,102
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(1,285,899)

Net unrealized appreciation / (depreciation)		$11,233,203

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Energy		6.3%
Financials		6.3%
Information Technology		5.9%
Consumer Discretionary		5.7%
Materials		4.8%
Industrials		4.7%
Health Care		3.6%
Utilities		3.3%
Consumer Staples		2.3%
Telecommunication Services		2.2%
Real Estate		0.3%
Mutual Funds		54.3%
Cash and Other Assets (Net)		0.3%
		100.0%

Pear Tree PanAgora Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of
December 31, 2017:

	Quoted Prices	Significant Other	Significant	Market Value at
Emerging Markets	In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2017
	Level 1	Level 2	Level 3	Total
Common Stock *	$33,854,960	$12,417,228	$-	$46,272,188
Common Stock Units *	-	740,983	-	740,983
Depository Receipts	5,034,179	-	-	5,034,179
Mutual Funds	63,926,196	-	-	63,926,196
Preferred Stock *	-	1,174,977	-	1,174,977
Real Estate Investment Trust	107,638	-	-	107,638
Short Term Investments	1,042,273	-	-	1,042,273
Total	$103,965,246	$14,333,188	$-	$118,298,434

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Emerging Markets Fund transferred $ 6,110,080 out of Level 1 into Level 2.
*	The reason for the transfer was due to inactive pricing of the securities.
*	Common Stock, Common Stock Units and Preferred Stock labeled as Level 2 balance consists of the market value of the associated Level 2
	investments in the following industries :

Emerging Markets

Automobiles	$461,616
Banks	1,745,375
Chemicals	1,200,329
Construction & Engineering	543,644
Diversified Financial Services	148,805
Electric Utilities	417,523
Electronic Equipment, Instruments & Components	325,882
Food & Staples Retailing	1,914,015
Household Durables	799,602
Industrial Conglomerates	1,043,327
Insurance	475,982
Marine	1,389,300
Metals & Mining	179,148
Oil, Gas & Consumable Fuels	587,150
Semiconductors & Semiconductor Equipment	1,101,262
Wireless Telecommunication Services	2,000,228

	$14,333,188

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
December 31, 2017
(Unaudited)

Common Stock - 98.1%
	Shares	Value
BRAZIL - 2.8%
Banco do Brasil S.A.	13,600	130,461
BRF S.A. (a)	11,700	129,095
CCR S.A.	11,400	55,503
Cielo S.A.	23,671	167,840
Embraer S.A. (c)	3,663	87,656
ENGIE Brasil Energia S.A.	1,900	20,340
Hypermarcas S.A.	19,300	209,460
Kroton Educacional S.A.	15,700	87,088
Localiza Rent a Car S.A.	21,015	139,758
Lojas Americanas S.A.	13,650	54,030
Lojas Renner S.A..	7,480	80,029
Natura Cosméticos S.A.	11,000	109,632
Odontoprev S.A.	22,100	106,000
Qualicorp S.A.	6,900	64,484
Telefonica Brasil S.A. (c)	5,751	85,287
Ultrapar Participacoes S.A.	3,600	81,396
Vale S.A.	11,600	140,790
Weg S.A.	9,780	71,085
		1,819,934
CHILE - 4.2%
Aguas Andinas S.A.	226,697	148,863
AES Gener S.A.	290,095	95,247
Banco de Chile	1,314,313	211,064
Banco de Crédito e Inversiones	2,347	161,748
Cencosud S.A.	65,108	191,545
Colbun S.A.	557,708	125,559
Empresa Nacional de Telecomunicaciones S.A.	17,218	193,663
Empresas CMPC S.A.	87,774	299,587
Empresas Copec S.A.	23,802	377,205
Enel Chile S.A. (c)	18,822	106,909
Enel Generación Chile S.A. (c)	3,670	98,760
Itaú CorpBanca (b)(c)	9,996	134,346
LATAM Airlines Group S.A.	16,869	238,132
S.A.C.I. Falabella	34,029	339,883
		2,722,511
CHINA - 4.9%
Anhui Conch Cement Company Limited H	28,500	134,055
Bank of Communications Co., Ltd. H	40,000	29,694
Beijing Enterprises Holdings Limited	25,500	151,440
BYD Co., Ltd. H Shares (b)	14,000	122,027
China Coal Energy Co., Ltd. (b)	284,000	128,314
China Communications Construction Co., Ltd., Class H	15,000	17,049
China Communications Services Corporation Ltd. H	350,000	234,737
China Construction Bank Corporation	157,000	144,682
China National Building Material Co., Ltd. H (b)	200,000	178,933
China Pacific Insurance Group H Shares	10,800	51,906
China Petroleum & Chemical Corporation	212,000	155,479
China Shenhua Energy Co., Ltd.	32,000	82,939
China Taiping Insurance Holdings Co., Ltd.	7,400	27,751
China Telecom Corporation Limited	318,000	151,409
Chongqing Changan Automobile Co., Ltd. B	57,000	62,742
Dongfeng Motor Group Company Limited	114,000	138,031
HUANENG RENEWABLES CORP H	350,000	118,712
Industrial & Commercial Bank of China Ltd.	195,000	156,988
Jiangxi Copper Company Limited	112,000	177,755
PetroChina Company Limited (c)	2,193	153,378
Shandong Weigao Group Medical Polymer Co., Ltd.	124,000	90,306
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. B	19,200	27,802
Sino-Ocean Land Holdings Ltd.	49,000	33,804
Sinopec Shanghai Petrochemical Co., Ltd.	169,000	96,256
Tsingtao Brewery Co., Ltd.	36,000	185,691
Yanzhou Coal Mining Company Limited	176,000	205,893
Zhejiang Expressway Co., Ltd.	114,000	125,337
		3,183,110
COLOMBIA - 1.4%
Cementos Argos S.A.	29,769	114,907
Ecopetrol S.A.	533,040	394,712
Grupo Argos S.A.	27,953	195,563
Interconexión Eléctrica S.A.	46,282	220,206
		925,388
CZECH REPUBLIC - 1.2%
CEZ A.S.	10,798	252,310
Czech Republic, A.S.	8,560	111,388
Komercni Banka A.S.	5,748	247,520
Moneta Money Bank A.S. (f)	51,081	198,088
		809,306
EGYPT - 1.1%
Commercial International Bank	55,344	241,858
EFG Hermes Holding S.A.E.	149,120	197,932
Global Telecom Holding SAE (a)	652,074	271,392
		711,182
GREECE - 1.5%
Folli-Follie S.A. (a)	6,639	151,653
Hellenic Telecommunication Organization S.A.	15,732	217,509
Jumbo S.A.	7,684	137,647
Opap S.A.	14,887	187,928
Titan Cement Company S.A.	9,850	271,185
		965,922
HONG KONG - 2.2%
AAC Technologies Holdings Inc.	6,500	115,973
Alibaba Health Information Technology Ltd. (a)	112,000	56,623
China Huishan Dairy Holdings Co., Ltd. (a)(b)	208,000	-
China Jinmao Holdings Group Ltd.	50,000	22,015
CHINA MEDICAL SYSTEM HOLDING	89,000	207,549
China Mengniu Dairy Company Limited	78,000	232,113
China Merchants Holdings International Co., Ltd.	6,000	15,705
China Mobile Limited	18,500	187,652
GCL-Poly Energy Holdings Ltd. (a)(b)	648,000	116,114
Hanergy Thin Film Power Group Ltd. * (a)	36,000	-
Semiconductor Manufacturing International Corp. (a)(b)	73,000	126,323
Soho China Limited	31,000	18,133
Sun Art Retail Group Ltd.	128,500	135,852
Want Want China Holdings Limited	254,000	212,940
		1,446,992
HUNGARY - 1.1%
MOL Hungarian Oil and Gas PLC	22,112	257,383
OTP Bank Nyrt.	4,484	186,195
Richter Gedeon Nyrt.	10,901	286,289
		729,867
INDIA - 6.1%
Apollo Hospitals Enterprise Ltd.	6,241	117,824
Bajaj Finance Ltd.	1,472	120,707
Bharat Heavy Electricals Ltd.	70,108	101,766
Bharti Airtel Ltd.	15,428	128,278
Bharti Infratel Ltd.	24,442	145,191
Coal India Ltd.	32,375	133,401
Dabur India Ltd.	42,635	233,623
GAIL (India) Ltd.	14,130	110,888
HCL Technologies Ltd.	13,785	193,501
Hindustan Unilever Ltd.	8,397	179,215
Housing Development Finance Corp Ltd.	3,730	99,960
Idea Cellular Ltd. (a)	55,898	94,889
Indiabulls Housing Finance Limited	4,642	86,764
Infosys Technologies Ltd. (c)	6,000	97,320
ITC Ltd.	43,137	177,914
JSW Steel Ltd.	39,350	166,734
Larsen & Toubro Ltd.	10,513	207,765
Mahindra & Mahindra Financial Services Ltd.	17,100	126,547
Marico Ltd.	15,237	76,701
Nestle India Ltd.	659	81,060
NTPC Limited	75,599	208,874
Piramal Enterprises Ltd.	3,581	160,683
Shriram Transport Finance Co., Ltd.	5,000	115,389
Siemens Ltd.	8,506	165,915
Tata Consultancy Services Ltd.	2,375	100,466
Tech Mahindra Ltd.	12,217	96,450
TITAN CO LTD FOR	15,452	207,798
United Spirits Ltd. (a)	1,879	108,131
Wipro Ltd.	18,598	90,910
		3,934,664
INDONESIA - 5.6%
PT Adaro Energy Tbk	1,385,800	189,982
PT AKR Corporindo Tbk	423,500	198,211
PT Astra International Tbk	346,700	212,096
PT Bank Central Asia Tbk	95,600	154,313
PT Gudang Garam Tbk	24,900	153,795
PT Hanjaya Mandala Sampoerna Tbk	365,000	127,249
PT Indocement Tunggal Prakarsa Tbk	150,200	242,999
PT Indofood CBP Sukses Makmur Tbk	173,400	113,747
PT Indofood Sukses Makmur Tbk	169,300	95,147
PT Jasa Marga (Persero) Tbk	441,200	208,121
PT Kalbe Farma Tbk	2,372,600	295,537
PT Matahari Department Store Tbk	158,400	116,750
PT Media Nusantara Citra Tbk	1,054,800	99,902
PT Perusahaan Gas Negara (Persero) Tbk	1,075,300	138,697
PT Semen Indonesia (Persero) Tbk	247,300	180,451
PT Surya Citra Media Tbk	755,400	138,079
PT Unilever Indonesia Tbk	32,200	132,669
PT United Tractors Tbk	127,500	332,670
PT Waskita Karya (Persero) Tbk	963,100	156,879
PT XL Axiata Tbk (a)	721,600	157,430
Tower Bersama Infrastructure	478,700	226,692
		3,671,416
MALAYSIA - 5.9%
AMMB Holdings Berhad	165,000	179,800
Astro Malaysia Holdings Berhad	298,500	195,460
Axiata Group Berhad	78,200	106,083
CIMB Group Holdings Berhad	112,000	180,993
Genting Berhad	70,800	160,949
Genting Malaysia Berhad	87,000	121,030
Hartalega Holdings Berhad	116,700	307,970
Hong Leong Bank Berhad	51,500	216,333
IHH Healthcare Berhad	220,400	319,136
IJM Corporation Berhad	282,400	212,829
Petronas Chemicals Group Berhad	180,700	343,808
Petronas Dagangan Berhad	26,900	161,254
Petronas Gas Berhad	46,700	201,709
PPB Group Berhad	55,100	234,723
Public Bank Bhd	40,500	207,954
SapuraKencana Petroleum Berhad	315,100	55,281
Telekom Malaysia Berhad	72,600	113,017
Tenaga Nasional Berhad	53,400	201,355
YTL Corporation Berhad	342,822	116,053
YTL Power International Berhad	585,684	186,690
		3,822,427
MEXICO - 3.5%
Alfa S.A.B. de C.V., Series A	80,500	88,733
América Móvil S.A.B. Series L (c)	6,222	106,707
Cemex S.A. de C.V. (a)(c)	14,620	109,650
El Puerto de Liverpool S.A.B. de C.V.	25,310	160,226
Fibra Uno Administración S.A. de C.V.	75,584	111,945
Gentera SAB de C.V.	70,400	58,567
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	6,905	126,089
Grupo Carso SAB de C.V., Series A1	18,200	60,036
Grupo Financiero Banorte SAB de C.V.	21,100	115,946
Grupo Financiero Inbursa SAB de C.V.	64,100	105,053
Grupo Lala SAB de C.V.	106,100	149,309
Grupo México S.A.B. de C.V., Series B	50,700	167,604
Grupo Televisa S.A.B. (c)	7,161	133,696
Industrias Penoles SAB de C.V.	5,970	124,894
Infraestructura Energética Nova SAB de C.V.	68,900	337,462
Mexichem SAB de C.V.	46,638	115,567
Promotora Y Operadora de Infraestructura, S.A.B. de C.V.	10,285	101,728
Santander México SAB de C.V.	67,800	99,243
		2,272,455
PERU - 0.7%
Credicorp Ltd.	1,061	220,083
Southern Copper Corporation	4,615	218,982
		439,065
PHILIPPINES - 6.6%
Aboitiz Equity Ventures, Inc.	137,430	203,722
Aboitiz Power Corporation	471,200	392,195
Alliance Global Group, Inc. (a)	553,900	177,532
Ayala Corporation	8,000	162,660
Ayala Land Inc.	203,000	181,366
Bank of the Philippine Islands	78,016	168,941
DMCI Holdings, Inc.	668,550	192,851
Energy Development Corporation	1,597,244	183,657
Globe Telecom, Inc.	3,640	138,542
GT Capital Holdings Inc.	5,230	135,360
International Container Terminal Services, Inc.	101,840	215,227
JG Summit Holdings, Inc.	112,940	163,120
Jollibee Foods Corporation	112,010	567,679
Megaworld Corporation	1,381,000	142,748
Metro Pacific Investments Corporation	978,900	134,324
Metropolitan Bank & Trust Company	52,108	105,844
PLDT Inc.	6,021	178,507
Robinsons Land Corporation	228,900	97,668
SM Investments Corporation	13,677	271,239
SM Prime Holdings, Inc.	176,800	132,813
Universal Robina Corporation	104,030	314,674
		4,260,669
POLAND - 4.4%
Bank Pekao S.A.	7,294	271,941
CCC S.A.	2,574	211,199
Cyfrowy Polsat S.A.	27,663	197,988
Eurocash S.A.	30,896	235,448
Grupa Azoty S.A.	7,429	148,860
Grupa LOTOS S.A.	16,330	271,270
LPP S.A.	117	300,125
Orange Polska S.A. (a)	207,094	345,212
PGE S.A. (a)	55,048	190,971
Polski Koncern Naftowy ORLEN S.A.	7,790	237,729
Polskie Gornictwo Naftowe i Gazownictwo S.A.	104,320	188,911
Tauron Polska Energia S.A. (a)	297,143	260,918
		2,860,572
QATAR - 4.7%
Barwa Real Estate Company Q.S.C.	20,864	185,662
Commercial Bank of Qatar Q.S.C. (a)	19,617	156,246
Doha Bank Q.S.C.	28,307	220,796
Ezdan Holding Group Q.S.C.	44,162	149,066
Industries Qatar Q.S.C.	18,816	506,445
Masraf Al Rayan Q.S.C.	10,865	110,709
Ooredoo Q.S.C.	12,131	303,192
Qatar Electricity & Water Company Q.S.C.	7,498	372,738
Qatar Gas Transport Company Limited (Nakilat) Q.S.C.	125,378	554,060
Qatar Insurance Company	10,599	156,321
Qatar Islamic Bank SAQ	5,862	157,780
Qatar National Bank SAQ	5,180	180,667
		3,053,682
RUSSIA - 4.8%
ALROSA ao	161,400	210,301
Federal Hydro-Generating Company RusHydro OAO	14,357,000	181,904
Inter Rao UES OJSC	3,499,000	204,546
Magnit P.J.S.C. (Reg S) (d)	9,322	254,957
MMC Norilsk Nickel P.J.S.C. (c)	12,686	237,736
Mobile TeleSystems (c)	19,024	193,855
Moscow Exchange MICEX-RTS	117,750	222,220
NovaTek OAO (Reg S) (d)	2,439	293,168
OAO Rostelecom	128,730	142,723
PhosAgro (d)	16,947	260,136
Sberbank	75,740	296,405
Severstal (d)	15,074	231,838
Sistema JSFC (Reg S) (d)	40,009	166,838
VTB Bank OJSC	238,070,000	195,271
		3,091,898
SOUTH AFRICA - 4.5%
Aspen Pharmacare Holdings Limited	4,802	107,573
Anglogold Ashanti Ltd. (c)	7,444	75,854
Bidvest Group Limited	14,289	251,567
Brait SE	32,874	110,558
Discovery Ltd.	14,321	215,032
Exxaro Resources Ltd.	19,049	249,886
Imperial Holdings Limited	4,233	89,577
Life Healthcare Group Holdings Ltd.	46,623	104,443
Massmart Holdings Ltd.	5,100	57,449
Mondi Limited	5,386	138,817
Mr Price Group Ltd.	3,994	78,952
MTN Group Limited	8,028	88,527
Naspers Limited N Shares	446	124,250
Netcare Limited	49,895	101,300
Pick n Pay Stores Ltd.	30,164	169,381
Pioneer Foods Group Ltd.	5,782	63,984
Rand Merchant Investment Holdings	30,949	114,677
Sappi Ltd.	17,776	128,432
Sasol Ltd.	3,783	130,761
Shoprite Holdings Ltd.	4,380	78,209
Spar Group Limited (The)	5,801	95,218
Steinhoff International Holdings N.V.	7,219	2,710
Telkom South Africa Limited	15,855	61,590
Tiger Brands Limited	2,856	106,055
Truworths International Ltd.	9,347	71,282
Vodacom Group (Proprietary) Limited	8,778	103,231
		2,919,315
SOUTH KOREA - 6.1%
Celltrion Inc. (a)(b)	1,056	218,095
Daelim Industrial Co., Ltd.	1,154	88,823
Daewoo Securities Co., Ltd.	8,361	71,774
Dongbu Insurance Co., Ltd.	1,793	119,249
GS Holdings Corp.	2,228	129,449
Hana Financial Group, Inc.	1,389	64,614
Hanmi Pharmaceuticals, Co., Ltd. (a)	179	97,647
Hotel Shilla Co., Ltd.	2,435	193,108
Hyundai Marine & Fire Insurance, Co., Ltd.	3,819	167,664
Hyundai Wia Corp.	1,684	102,246
Industrial Bank of Korea	12,888	198,036
Kakao Corp. (b)	1,201	153,694
Kangwon Land Inc.	4,846	157,527
Korea Aerospace Industries, Ltd.	1,225	54,296
Korea Electric Power Corporation	6,395	227,891
Korea Gas Corporation (a)	4,623	183,745
Korea Kumho Petrochemical Co., Ltd.	357	33,181
Korea Zinc Co., Ltd.	418	192,494
LG Innotek Co., Ltd.	657	88,373
LG Uplus Corp.	13,220	172,883
Naver Corp.	102	82,892
NCSoft Corporation	330	137,943
Samsung C&T Corp.	196	23,069
Samsung Electro-Mechanics Co., Ltd.	1,790	167,204
Shinhan Financial Group Co., Ltd.	1,180	54,451
SK Hynix Inc.	1,486	106,187
SK Innovation Co., Ltd.	1,076	205,541
SK Telecom Co., Ltd. (c)	6,435	179,601
S-Oil Corp.	1,916	209,399
Yuhan Co., Ltd.	481	98,397
		3,979,473
TAIWAN - 7.9%
Asia Cement Corporation	92,808	87,948
Asia Pacific Telecom Co., Ltd. (a)	401,000	134,482
China Airlines Ltd. (a)	464,000	181,649
China Development Financial Holding Corporation	220,000	75,037
China Steel Corporation	114,208	94,986
Chunghwa Telecom Co., Ltd. (b)(c)	4,621	163,768
EVA Airways Corporation	268,637	143,082
Evergreen Marine Corporation (a)	201,612	110,770
Far Eastern New Century Corporation	99,473	89,584
Far EasTone Telecommunications Co., Ltd.	64,000	158,073
First Financial Holding Company Ltd.	275,764	181,165
Formosa Chemicals & Fiber Corporation	62,330	215,736
Formosa Petrochemical Corporation	83,000	322,143
Formosa Plastics Corporation	32,480	107,726
Fubon Financial Holding Co., Ltd.	87,000	148,223
OBI Pharma, Inc. (a)	16,000	80,918
Pou Chen Corporation	182,000	235,768
President Chain Store Corp.	32,000	305,392
SinoPac Financial Holdings Company	221,865	72,095
Standard Foods Corporation	66,138	164,464
Synnex Technology International Corp.	125,900	171,556
TaiMed Biologics Inc. (a)	20,000	124,334
Taishin Financial Holding Co., Ltd.	169,928	79,087
Taiwan Cooperative Financial Holding Co., Ltd.	342,810	191,228
Taiwan Fertilizer Co., Ltd.	142,000	182,996
Taiwan Mobile Co., Ltd.	46,000	166,171
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	4,357	172,755
TECO Electric & Machinery Co., Ltd.	105,000	100,560
Uni-President Enterprises Corporation	169,339	375,569
Wistron Corporation	177,516	142,867
Yuanta Financial Holding Co., Ltd.	156,660	72,648
Yulon Motor Co., Ltd.	238,000	193,145
Zhen Ding Technology Holding Limited	34,000	74,836
		5,120,761
THAILAND - 8.2%
Advanced Info Service For Rg	32,700	191,645
Airports of Thailand PCL	113,000	235,778
Bangkok Bank PCL (b)(e)	14,700	91,114
Bangkok Dusit Medical Services (e)	223,900	143,587
Bangkok Dusit Medical Services PLC	257,800	165,327
Bangkok Expressway and Metro PCL	591,100	139,658
BEC World PCL	176,500	70,947
BEC World Public Co., Ltd. (e)	135,500	54,466
Berli Jucker Public Company Limited (e)	71,300	144,394
BTS Group Holdings PCL (b)	498,100	126,856
BTS Group Holdings PCL (e)	455,000	115,879
Bumrungrad Hospital PCL	32,200	186,738
Bumrungrad Hospital PCL (e)	12,000	69,592
Central Pattana PCL	51,100	133,669
Central Pattana Public Company Limited (e)	36,000	94,170
Charoen Pokphand Foods PCL (b)	176,600	130,052
CP ALL PCL	102,100	241,230
Delta Electronics PCL	73,200	164,526
Electricity Generating PCL	25,100	166,358
Electricity Generating PCL (e)	15,900	105,382
Glow Energy PCL	87,300	217,647
Home Product Center PCL	505,419	198,508
Indorama Ventures Public Company Limited	117,000	191,171
Kasikornbank PCL	14,900	109,270
Kasikornbank PCL (e)	9,000	64,069
KCE Electronics PCL (e)	51,800	131,527
Krung Thai Bank PCL	134,200	79,062
Krung Thai Bank PCL (e)	48,200	28,396
Minor International PCL	114,190	153,293
Minor International PCL (e)	14,400	19,331
PTT Global Chemical PCL	68,800	179,441
Robinson Department Store PCL	40,400	90,494
Robinson Department Store PCL (e)	25,100	56,223
Siam Cement Pub Co-for Reg	10,350	153,710
Siam Commercial Bank PCL	23,000	105,861
Siam Commercial Bank PCL (e)	6,500	29,917
Thai Oil PCL	39,600	125,762
Thai Oil PCL (e)	26,000	82,571
Thai Union Frozen Products PCL (e)	121,400	74,129
Thai Union Group PCL (b)	241,600	147,525
TMB Bank Public Company Limited	1,274,600	118,113
TMB Bank Public Company Limited (e)	774,100	71,733
True Corp. PCL (a)	514,289	97,840
True Corp. PCL (a)(e)	224,800	42,766
		5,339,727
TURKEY - 4.5%
Anadolu Efes Biracilik VE	15,911	101,681
Arcelik A.S.	24,815	141,021
BIM Birlesik Magazalar A.S.	7,186	148,206
Coca-Cola Icecek A.S.	9,495	85,803
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (a)	298,560	221,547
Eregli Demir ve Celik Fabrikalari T.A.S.	97,857	258,933
Koç Holding A.S.	20,318	99,154
Petkim Petrokimya Holding A.S.	90,263	185,207
TAV Havalimanlari Holding A.S.	26,737	158,581
Tofas Turk Otomobil Fabrikasi A.S.	24,383	212,614
Tupras - Turkiye Petrol Rafinerileri A.S.	9,939	318,894
Turk Hava Yollari A.O. (a)	77,666	321,797
Turk Telekomunikasyon A.S. (a)	94,130	160,082
Turkcell Iletisim Hizmetleri A.S.	47,032	192,261
Turkiye Sise ve Cam Fabrikalari A.S.	139,405	173,023
Ulker Biskuvi Sanayi A.S.	24,756	128,592
		2,907,396
UNITED ARAB EMERATES - 4.2%
Abu Dhabi Commercial Bank	71,436	132,260
Aldar Properties P.J.S.C.	219,124	131,255
DAMAC Properties Dubai Company P.J.S.C.	191,432	172,001
DP World Ltd.	21,762	544,050
Dubai Islamic Bank PSJ	103,127	173,807
DXB Entertainments P.J.S.C. (a)	1,904,301	329,240
Emaar Malls Group P.J.S.C.	277,372	160,859
Emaar Properties P.J.S.C.	72,595	137,173
Emirates Telecommunications Group Co. P.J.S.C.	147,835	704,398
First Abu Dhabi Bank	87,062	242,971
		2,728,014
TOTAL COMMON STOCK
(Cost $57,420,031)		63,715,746

Preferred Stock - 1.2%
BRAZIL - 0.3%
Banco Bradesco S.A.	4,501	45,931
Itausa-Investimentos Itau S.A.	40,619	132,495
		178,426
CHILE - 0.3%
Embotelladora Andina	38,713	193,176

COLOMBIA - 0.3%
Grupo Aval Acciones y Valores S.A.	495,934	214,359

SOUTH KOREA - 0.3%
Hyundai Motor Company Ltd.	1,057	100,709
LG Chem Ltd.	482	112,109
		212,818
TOTAL PREFERRED STOCK
(Cost $747,501)		798,779

Warrants - 0.0%
THAILAND - 0.0%
Indorama Ventures Public Company Limited (a)	1	0
(Cost $0)

Short Term Investments - 0.3%	Par Value	Value
State Street Bank & Trust Co., FICC repo		$202,486
.20%, 1/02/18, (Dated 12/29/17), Collateralized by 210,000 par
U.S. Treasury Note-1.25% due 12/31/2018,
Market Value $208,971 Repurchase Proceeds $202,490
(Cost $202,486)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $58,370,018)		64,717,011

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.9%
Money Market - 2.9%	Par Value	Value
BlackRock FedFund (Institutional Shares)
(Cost $1,913,126)	$1,913,126	$1,913,126

TOTAL INVESTMENTS - 102.5%		66,630,137
(Cost $60,283,144)
OTHER ASSETS & LIABILITIES (Net) - (2.5%)		(1,644,832)
NET ASSETS - 100%		$64,985,305

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.06% of net assets as of March 31, 2017
(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depository Receipts
(d) GDR - Global Depository Receipts
(e) NVDR - Non-Voting Depository Receipts
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $198,088 or 0.3% of net assets.

(g)	At December 31, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 58,434,211 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$10,574,155
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(4,291,355)

Net unrealized appreciation / (depreciation)		$6,282,800

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		16.1%
Industrials		11.3%
Consumer Discretionary		10.6%
Materials		10.5%
Telecommunication Services		10.3%
Consumer Staples		10.0%
Energy		9.1%
Utilities		8.3%
Health Care		5.6%
Information Technology		4.2%
Real Estate		3.3%
Cash and Other Assets (Net)		0.7%
		100.0%

Pear Tree PanAgora Risk Parity FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of    December 31, 2017:

	Quoted Prices	Significant Other	Significant	Market Value at
Risk Parity	In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2017
	Level 1	Level 2	Level 3	Total
Common Stock *	$41,861,536	$16,757,257	$-	$58,618,793
Depository Receipts	4,763,461	-	-	4,763,461
Preferred Stock *	193,176	605,603	-	798,779
Real Estate Investment Trusts	333,492	-	-	333,492
Short Term Investments	1,913,126	202,486	-	2,115,612
Total	$49,064,791	$17,565,346	$0	$66,630,137

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Risk Parity Fund transferred $ 6,770,575 out of Level 1 into Level 2.
*	The reason for the transfer was due to inactive pricing of the security.
*	Common and Preferred stock labeled as Level 2 balance consists of the market value of the associated Level 2
	investments in the following industries :

Risk Parity

Aerospace & Defense	$54,296
Auto Components	102,246
Automobiles	100,709
Banks	2,565,402
Biotechnology	80,917
Capital Markets	197,932
Chemicals	515,902
Constructions & Engineering	88,823
Construction Materials	464,180
Diversified Financial Services	266,849
Diversified Telecommunication Services	1,105,430
Electric Utilities	832,102
Electronic Equipment, Instruments & Components	420,103
Food & Staples Retailing	371,282
Food Products	276,620
Gas Utilities	183,745
Health Care Providers & Services	522,549
Hotel Restaurants & Leisure	640,060
Independent Power & Renewable Electricity Producers	20,340
Industrial Conglomerates	585,017
Insurance	443,234
Internet Software & Services	542,369
Machinery	210,843
Marine	544,050
Media	70,947
Metals & Mining	333,284
Multi Utilities	372,738
Multiline Retail	144,524
Oil,Gas & Consumable Fuels	1,700,319
Personal Products	109,632
Pharmaceuticals	623,599
Real Estate Management & Development	1,069,685
Road & Rail	139,658
Semiconductor Equipment & Products	106,187
Specialty Retail	558,733
Transportation Infrastructure	362,634
Wireless Telecommunication Services	635,920
	$17,362,860

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2017
(Unaudited)

Common Stock - 96.2%
	Shares	Value
AUSTRALIA - 3.8%
BHP Billiton plc (a)	1,502,300	60,542,690
WorleyParsons Limited	2,214,860	24,835,430
		85,378,120
AUSTRIA - 2.0%
Andritz AG	782,400	44,290,040

BELGIUM - 2.0%
Solvay S.A.	314,518	43,825,169

CANADA - 5.0%
Magna International Inc.	885,051	50,368,296
Methanex Corporation	1,003,793	61,071,157
		111,439,453
COLOMBIA - 1.7%
Bancolombia S.A. (a)	769,800	30,530,268
Bancolombia S.A.	814,800	8,184,857
		38,715,125
FINLAND - 1.9%
Kone OYJ, Class B	766,500	41,265,861

FRANCE - 7.3%
Imerys SA	490,379	46,303,884
Ipsos	482,280	17,800,504
Michelin (CGDE)	325,400	46,769,399
Vinci SA	498,100	50,991,273
		161,865,060
GERMANY - 16.6%
BASF SE	438,100	48,319,969
Deutsche Telekom AG	2,438,077	43,366,767
Freenet AG	1,249,409	46,294,769
Hannover Rueck SE	337,200	42,526,311
Lanxess AG	532,000	42,398,873
Linde AG	216,500	50,664,874
Muenchener Rueckvers AG	200,830	43,641,689
Symrise AG	584,950	50,367,190
		367,580,442
INDIA - 2.1%
Infosys Limited - SP (a)	2,815,292	45,664,036

IRELAND - 2.0%
Greencore Group plc	14,281,135	44,375,289

ISRAEL - 2.2%
Teva Pharmaceuticals SP (a)	2,521,760	47,787,352

ITALY - 0.1%
Trevi Finanziaria SpA	7,602,219	2,870,800

JAPAN - 9.0%
Asahi Group Holdings Limited	1,042,100	51,693,487
Kansai Electric Power Company Inc.	3,054,400	37,404,135
KDDI Corporation	1,562,500	38,885,715
Mixi, Inc.	602,300	27,044,441
Nexon Co., Limited	1,563,000	45,493,300
		200,521,078
NORWAY - 6.4%
DNB Bank ASA	2,470,330	45,922,695
SpareBank 1 SR-Bank ASA	3,877,987	41,235,264
Yara International ASA	1,183,300	54,479,569
		141,637,528
PUERTO RICO - 1.7%
Popular, Inc.	1,073,750	38,107,388

RUSSIA - 1.0%
Sberbank of Russia (a)	1,355,000	22,940,150

Singapore - 2.3%
United Overseas Bank Limited	2,583,666	51,135,862

SOUTH AFRICA - 2.3%
Sasol Limited	1,501,135	51,887,466

SOUTH KOREA - 7.2%
Hyundai Mobis Company, Limited	133,700	32,845,827
Kia Motors Corporation	886,500	27,740,647
LG Uplus Corporation	2,186,700	28,596,329
Samsung Electronics Company Limited	21,059	50,122,210
SK Hynix, Inc.	301,000	21,509,037
		160,814,050
SWEDEN - 4.3%
Duni AB	1,281,600	19,021,820
Loomis AB, Class B	824,426	34,776,411
Svenska Handelsbanken AB, Class A	3,051,400	41,909,243
		95,707,474
SWITZERLAND - 1.9%
Novartis AG	494,950	41,866,119

THAILAND - 2.0%
Siam Commercial Bank PCL	9,584,000	44,111,691

UNITED KINGDOM - 11.4%
Babcock International Group plc	4,819,082	45,991,631
BBA Aviation plc	7,334,397	34,695,850
Bellway plc	1,066,335	51,395,721
Cineworld Group plc	1,506,717	12,249,649
Next plc	160,800	9,842,878
Standard Chartered plc	4,227,055	44,607,271
Taylor Wimpey plc	19,289,936	53,858,960
		252,641,960

TOTAL COMMON STOCK		2,136,427,513
(Cost $ 1,745,633,781)

SHORT TERM INVESTMENTS - 4.3%
	Par Value	Value
Money Market - 4.3%
State Street Bank Institutional U.S. Government Money Market Fund	$94,947,515	$94,947,515
(Cost $ 94,947,515)

TOTAL INVESTMENTS - 100.5%		2,231,375,028
(Cost $ 1,840,581,296)
OTHER ASSETS & LIABILITIES (NET) -(0.5)%		(10,440,172)
NET ASSETS - 100%		$2,220,934,856

(a) ADR - American Depository Receipts
(b)	At December 31, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 1,843,606,739 was as follows :

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost		$482,765,545
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value		(94,997,256)

Net unrealized appreciation/(depreciation)		$387,768,289

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials		20.6%
Financials		20.5%
Consumer Discretionary		14.5%
Industrials		11.5%
Information Technology		8.5%
Telecommunication Services		7.1%
Consumer Staples		4.3%
Health Care		4.0%
Energy		3.5%
Utilities		1.7%
Cash and Other Assets (Net)		3.8%
		100.0%

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of
December 31, 2017:

		Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2017
		Level 1	Level 2	Level 3	Total
Common Stock *		$1,715,852,419	$213,110,598	$-	$1,928,963,017
Depository Receipts		207,464,496	-	-	207,464,496
Short Term Investments		94,947,515	-	-	94,947,515
Total		$2,018,264,430	$213,110,598	$-	$2,231,375,028

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Foreign Value Fund transferred $ 77,862,857 out of Level 1 into Level 2.
	*	The reason for transfers from Level 1 to Level 2 was due to inactive pricing of the securities.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Foreign Value
Auto Components		$32,845,827
Automobiles		27,740,647
Banks		52,296,548
Semiconductors & Semiconductor Equipment		71,631,247
Wireless Telecommunication Services		28,596,329

		$213,110,598

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2017
(Unaudited)

Common Stock - 96.4%
	Shares	Value
AUSTRALIA - 3.3%
Asaleo Care Limited	15,455,500	$18,115,396
WorleyParsons Limited	1,100,310	12,337,878
		30,453,274
AUSTRIA - 0.4%
Semperit AG Holding	147,700	3,924,347

BELGIUM - 0.2%
Kinepolis Group	31,973	2,139,544

BRAZIL - 1.4%
Equatorial Energia S.A.	630,137	12,471,283

CHINA - 3.9%
China Hongxing Sports Limited * (a)	10,258,400	76,761
Shanghai Mechanical & Electrical Industry Co.Limited - B	6,657,838	14,607,297
Shui On Land Limited	49,991,934	13,820,885
Xinhua Winshare Publishing and Media Co., Limited (a)	9,858,500	7,835,823
		36,340,766
DENMARK - 1.4%
DFDS A/S	242,390	12,965,820

EGYPT - 0.7%
Egypt Kuwait Holding Company S.A.E.	7,382,125	6,274,806

FRANCE - 3.8%
Elis SA	603,100	16,687,642
Ipsos	500,567	18,475,459
		35,163,101
GERMANY- 4.2%
Freenet AG	459,400	17,022,302
QSC AG	1,917,800	3,472,345
Sixt SE	202,525	18,142,113
		38,636,760
HONG KONG - 4.8%
AMVIG Holdings Limited	14,448,000	3,864,882
Samson Holding Limited	49,999,800	6,079,587
Texwinca Holdings Limited	20,158,200	11,094,363
VST Holdings Limited	16,595,360	10,238,018
VTech Holdings Limited	1,005,400	13,177,135
		44,453,985
INDIA - 4.7%
KRBL Limited	646,753	6,079,696
LIC Housing Finance Limited	1,090,800	9,630,109
NIIT Technologies Limited	1,420,075	14,372,621
South Indian Bank Limited	27,462,301	13,359,515
		43,441,941
IRELAND - 2.8%
Glanbia plc	573,000	10,264,447
IFG Group plc	1,937,085	4,798,616
UDG Healthcare plc	908,885	10,389,224
		25,452,287
ITALY - 0.8%
De'Longhi SpA	234,489	7,112,698

JAPAN - 15.4%
Chugoku Marine Paints Limited	1,000,000	8,368,089
Daicel Corporation	871,700	9,916,758
Dowa Holdings Co., Limited	472,000	19,267,016
IBJ Leasing Co., Limited	581,000	14,853,678
Kanematsu Corporation	1,395,500	19,293,540
Nihon House Holdings Co., Limited	1,761,900	11,460,402
Prima Meat Packers Limited	1,818,000	13,341,787
Unipres Corporation	701,000	18,879,537
VT Holdings Co., Limited	1,515,600	7,545,049
Zojirushi Corporation	1,935,000	19,712,308
		142,638,164
NETHERLANDS - 2.0%
Arcadis NV	806,983	18,487,066

NORWAY - 5.8%
ABG Sundal Collier Holding ASA	6,000,788	4,363,836
Borregaard ASA	744,300	7,413,935
Fjourd1 A.S.	1,732,644	9,275,271
Sbanken ASA	256,590	2,540,200
SpareBank Nord-Norge	812,996	6,185,445
Sparebank 1 Oestlandet	590,385	6,530,209
SpareBank 1 SMN	832,765	8,371,467
SpareBank 1 SR-Bank ASA	791,726	8,418,551
		53,098,914
PHILIPPINES - 0.5%
Manila Water Company, Inc.	8,763,570	4,924,242

PORTUGAL - 1.3%
Redes Energéticas Nacionais, SGPS, S.A.	4,141,005	12,341,756

South Korea - 2.9%
Cuckoo Electronics Co., Limited	94,300	14,534,118
Lotte Himart Co., Limited	196,900	12,672,374
		27,206,492
SWEDEN - 2.7%
Duni AB	272,601	4,046,010
Loomis AB, Class B	433,356	18,280,072
Nolato AB, Class B	41,600	2,744,732
		25,070,814
TAIWAN - 10.7%
Chong Hong Construction Co., Limited	5,549,255	14,284,085
Holtek Semiconductor, Inc.	1,705,600	3,943,253
Huaku Development Co., Limited	3,779,900	8,815,130
Kings Town Bank	4,653,800	5,825,362
Sitronix Technology Corporation	4,712,100	13,237,615
Taiwan Union Technology Corporation	6,396,300	18,011,995
WT Microelectronics Co., Limited	9,092,124	13,809,970
Yageo Corporation	1,731,101	20,534,592
		98,462,002
THAILAND -4.9%
Hana Microelectronics PCL	9,049,380	12,356,472
Ratchaburi Electricity Generating Holding PCL	9,725,000	16,188,440
Thanachart Capital PCL	9,490,100	16,379,814
		44,924,726
UNITED KINGDOM - 17.8%
BBA Aviation plc	2,937,491	13,895,995
Cineworld Group plc	1,258,200	10,229,199
Clarkson plc	111,809	4,327,251
Conviviality plc	3,212,000	17,543,068
Crest Nicholson Holdings plc	2,538,000	18,711,371
Galliford Try plc	974,128	16,946,284
Go-Ahead Group plc	466,211	9,390,629
Halfords Group plc	3,857,588	18,253,793
Keller Group plc	918,700	12,092,164
Lancashire Holdings Limited	1,904,160	17,567,311
The Restaurant Group plc	835,700	3,402,784
Vitec Group plc	305,974	4,677,141
Wetherspoon (J.D.) plc	1,045,600	17,779,451
		164,816,441

TOTAL COMMON STOCK		890,801,229
(Cost $ 720,937,295)

Preferred Stock - 1.8%
GERMANY - 1.8%
Dräegerwerk AG	193,662	16,833,614
(Cost $ 16,832,712)

Short Term Investments - 2.0%	Par Value	Value
Money Market - 2.0%
State Street Bank Institutional U.S. Government Money Market Fund	$18,357,243	18,357,243
(Cost $ 18,357,243)
TOTAL INVESTMENTS - 100.2%		925,992,086
(Cost $ 756,127,250)
OTHER ASSETS & LIABILITIES (NET) - (0.2)%		(1,469,120)
NET ASSETS - 100%		$924,522,966

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.01% of net assets as of December 31, 2017.
(a) Non-income producing security
(b)	At December 31, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 756,691,351 was as follows :

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost		$183,145,826
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value		(13,845,091)

Net unrealized appreciation/(depreciation)		$169,300,735

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		23.2%
Industrials		20.4%
Financials		13.5%
Information Technology		13.2%
Consumer Staples		7.1%
Materials		5.3%
Utilities		5.0%
Real Estate		4.0%
Health Care		3.0%
Telecommunication Services		2.2%
Energy		1.3%
Cash and Other Assets (Net)		1.8%
		100.0%

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of
December 31, 2017:

		Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value Small Cap		In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2017
		Level 1	Level 2	Level 3	Total
Common Stock *		$799,847,161	$90,877,307	$76,761	$890,801,229
Preferred Stock		16,833,614	-	-	16,833,614
Short Term Investments		18,357,243	-	-	18,357,243
Total		$835,038,018	$90,877,307	$76,761	$925,992,086

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value Small Cap
		Common Stock

Balances as of 03/31/2017		$73,437

Realized gain (loss)		$0

Change in unrealized appreciation
(depreciation)		$3,324

Purchases		$-

Sales		$-

Transfer into Level 3		$-

Transfer out of Level 3		$-

Balances as of 12/31/2016		$76,761

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Foreign Value Small Cap Fund transferred $ 12,471,283 out of Level 1 into Level 2.
	*	The reason for transfers from Level 1 to Level 2 was due to inactive pricing of the securities.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Foreign Value Small Cap

Banks		$16,379,814
Diversified Financial Services		6,274,806
Electric Utilities		28,659,723
Electronic Equipment, Instruments & Components		12,356,472
Household Durables		14,534,118
Specialty Retail		12,672,374

		$90,877,307

	*	Common stock labeled as Level 3 balance consists of the market value of the associated Level 3
		investments in the following industries :

Foreign Value Small Cap

Leisure Products		$76,761

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2017 :
						Impact to
		Fair Value	Valuation	Unobservable		Valuation from a
Common Stock		December 31, 2017	Methodologies	Input (1)	Range	Decrease in Input (2)

Foreign Value Small Cap		$76,761	Market	Comparability	100%	Decrease
			Comparable	Adjustment

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry
	and market developments, and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a
	decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant's disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant's Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant's management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By: /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: February 21, 2018

By: /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: February 21, 2018